PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Mar. 31, 2018
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

						Assets
		Buildings		Machinery	Aircraft and	under	Assets
		and		and	aircraft	finance	under
(amounts in millions)	Land	improvements	Simulators	equipment	engines	lease	construction	Total
Net book value at March 31, 2016	$24.1	$199.6	$925.9	$50.7	$22.1	$153.5	$97.2	$1,473.1
Additions	—	14.9	34.6	15.2	41.3	—	116.9	222.9
Acquisition of subsidiaries	—	1.9	22.5	0.4	—	13.7	—	38.5
Disposals	—	(1.3)	(3.1)	(0.1)	(4.7)	(0.2)	—	(9.4)
Depreciation	—	(15.9)	(68.9)	(17.1)	(3.6)	(17.3)	—	(122.8)
Transfers and others	—	(1.4)	113.8	(0.2)	—	(1.6)	(118.9)	(8.3)
Exchange differences	(0.5)	(1.7)	(12.1)	(0.3)	0.1	2.0	1.1	(11.4)
Net book value at March 31, 2017	$23.6	$196.1	$1,012.7	$48.6	$55.2	$150.1	$96.3	$1,582.6
Additions	—	13.3	27.8	16.5	5.6	—	110.7	173.9
Acquisition of subsidiaries (Note 3)	—	7.8	87.0	0.4	—	—	32.5	127.7
Disposals	—	(0.1)	(18.0)	(0.1)	(0.5)	(2.2)	—	(20.9)
Depreciation	—	(15.4)	(66.8)	(18.3)	(3.8)	(16.5)	—	(120.8)
Transfers and others	—	(1.4)	114.0	2.3	(0.4)	(7.1)	(78.0)	29.4
Exchange differences	0.3	2.5	29.2	0.9	(0.7)	(3.1)	2.9	32.0
Net book value at March 31, 2018	$23.9	$202.8	$1,185.9	$50.3	$55.4	$121.2	$164.4	$1,803.9

						Assets
		Buildings		Machinery	Aircraft and	under	Assets
		and		and	aircraft	finance	under
	Land	improvements	Simulators	equipment	engines	lease	construction	Total
Cost	$23.6	$375.4	$1,427.2	$218.9	$62.2	$291.5	$96.3	$2,495.1
Accumulated depreciation	—	(179.3)	(414.5)	(170.3)	(7.0)	(141.4)	—	(912.5)
Net book value at March 31, 2017	$23.6	$196.1	$1,012.7	$48.6	$55.2	$150.1	$96.3	$1,582.6
Cost	$23.9	$401.1	$1,683.9	$223.4	$64.4	$276.1	$164.4	$2,837.2
Accumulated depreciation	—	(198.3)	(498.0)	(173.1)	(9.0)	(154.9)	—	(1,033.3)
Net book value at March 31, 2018	$23.9	$202.8	$1,185.9	$50.3	$55.4	$121.2	$164.4	$1,803.9

As at March 31, 2018, the average remaining amortization period for full-flight simulators is 10.6 years (2017 – 10.8 years).

As at March 31, 2018, bank borrowings are collateralized by property, plant and equipment for a value of $121.3 million (2017– $82.2 million).

The Company leases some of its property, plant and equipment to third parties, the future minimum lease payments receivable under these non-cancellable operating leases are as follows:

	2018	2017
No later than 1 year	$34.7	$19.3
Later than 1 year and no later than 5 years	98.3	47.1
Later than 5 years	20.5	22.9
	$153.5	$89.3

As at March 31, 2018, the net book value of simulators leased out to third parties is $114.8 million (2017 – $56.5 million).

Assets under finance lease, by category, with lease terms ending between April 2018 and October 2036, are as follows:

	2018	2017
Simulators
Cost	$207.9	$222.4
Accumulated depreciation	(127.9)	(117.8)
Net book value	$80.0	$104.6
Buildings
Cost	$68.2	$69.0
Accumulated depreciation	(27.0)	(23.5)
Net book value	$41.2	$45.5
Total net book value	$121.2	$150.1